Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021		4,574,100	3,986,542	3,973,135	1,970,649	123,985,104	0
Balance at Dec. 31, 2021		$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	$ 1,386,636	$ (2,231)	$ 341,482	$ 1,725,899	$ 0	$ 1,725,899
Net income	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	554,955	554,955	0	554,955
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	3,053,309	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	37,318	0	0	37,318	0	37,318
- Repurchase of common stock (Note 17) (in shares)		0	0	0	0	0	(4,736,702)
- Repurchase of common stock (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (60,095)	0	0	0	(60,095)	0	(60,095)
- Dividends - Common stock (Note 17)		0	0	0	0	0	0	0	0	(118,711)	(118,711)	0	(118,711)
- Dividends - Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(31,068)	(31,068)	0	(31,068)
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	48,652	0	48,652	0	48,652
Balance (in shares) at Dec. 31, 2022		4,574,100	3,986,542	3,973,135	1,970,649	127,038,413	(4,736,702)
Balance at Dec. 31, 2022		$ 0	$ 0	$ 0	$ 0	$ 12	$ (60,095)	1,423,954	46,421	746,658	2,156,950	0	2,156,950
Net income													385,749
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	2,340,720	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 1	$ 0	22,171	0	0	22,172	0	$ 22,172
- Repurchase of common stock (Note 17) (in shares)		0	0	0	0	0	(6,267,808)						(6,267,808)
- Repurchase of common stock (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (60,000)	0	0	0	(60,000)	0	$ (60,000)
- Dividends - Common stock (Note 17)		0	0	0	0	0	0	0	0	(55,407)	(55,407)	0	(55,407)
- Dividends - Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(31,068)	(31,068)	0	(31,068)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	(25,034)	0	(25,034)	0	(25,034)
-Acquisition of non-controlling interest (Note 1)		0	0	0	0	0	0	0	0	0	0	34,132	34,132
- Net income (1)	[1]	0	0	0	0	0	0	0	0	385,749	385,749	1,878	387,627
- Issuance of subsidiary shares to non-controlling interest (Note 1)		0	0	0	0	0	0	(10,831)	0	0	(10,831)	22,091	11,260
- Dividends to non-controlling shareholders of subsidiary		0	0	0	0	0	0	0	0	0	0	(1,872)	(1,872)
-Acquisition of non-controlling interest (Notes 1 and 16)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0	0	(34,132)	(34,132)
Balance (in shares) at Dec. 31, 2023		4,574,100	3,986,542	3,973,135	1,970,649	129,379,133	(11,004,510)
Balance at Dec. 31, 2023		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,435,294	21,387	1,045,932	2,382,531	56,229	2,438,760
Net income													319,919
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	1,579,810	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	19,683	0	0	19,683	0	$ 19,683
- Repurchase of common stock (Note 17) (in shares)													0
- Dividends - Common stock (Note 17)		0	0	0	0	0	0	0	0	(54,806)	(54,806)	0	$ (54,806)
- Dividends - Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(25,994)	(25,994)	0	(25,994)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	(4,042)	0	(4,042)	64	(3,978)
-Acquisition of non-controlling interest (Note 1)		0	0	0	0	0	0	7,142	0	0	7,142	0	7,142
- Net income (1)	[1]	0	0	0	0	0	0	0	0	319,919	319,919	3,254	323,173
- Issuance of subsidiary shares to non-controlling interest (Note 1)		0	0	0	0	0	0	(591)	0	0	(591)	973	382
- Dividends to non-controlling shareholders of subsidiary		0	0	0	0	0	0	0	0	0	0	(2,975)	(2,975)
-Acquisition of non-controlling interest (Notes 1 and 16)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(7,142)	0	0	(7,142)	0	(7,142)
-Redemption of Preferred Stock (Series E) (Note 17) (in shares)		(4,574,100)	0	0	0	0	0
-Redemption of Preferred Stock (Series E) (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(110,598)	0	(5,446)	(116,044)	0	(116,044)
Balance (in shares) at Dec. 31, 2024		0	3,986,542	3,973,135	1,970,649	130,958,943	(11,004,510)
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,336,646	$ 17,345	$ 1,279,605	$ 2,513,514	$ 57,545	$ 2,571,059

[1]	Net income excludes net loss attributable to non-controlling interest of $263, $6,608 and $6,839 during the years ended December 31, 2022, 2023 and 2024, respectively. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the December 31, 2023 and 2024 consolidated balance sheets. See Note 16 of the Notes to the Consolidated Financial Statements.